Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Loss Per Share [Abstract]
Schedule of Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024 and 2023, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	2025		2024		2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Net loss from continuing operations	(377,334)	(377,334)	(3,837)	(3,837)	(3,179)	(3,179)
Net loss from discontinued operations	(711)	(711)	(1,212)	(1,212)	(1,732)	(1,732)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares	(7,361)	(369,973)	(1,452)	(2,385)	(764)	(3,674)
Allocation of net loss from discontinued operations between Class A and Class B Ordinary Shares	(14)	(697)	(459)	(753)	(764)	(3,674)
Denominator:
Weighted average shares	45,142	2,268,957	62,580	102,751	77,000	44,101
Basic and diluted net loss per share from continuing operations	(163.06)	(163.06)	(23.21)	(23.21)	(26.26)	(26.26)
Basic and diluted net loss per share from discontinued operations	(0.31)	(0.31)	(7.33)	(7.33)	(14.30)	(14.30)